Document and Entity Information	Nov. 13, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2023
Entity File Number	001-40814
Entity Registrant Name	Modiv Industrial, Inc.
Entity Central Index Key	0001645873
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-4156046
Entity Address, Address Line One	200 S. Virginia Street
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	888
Local Phone Number	686-6348
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class C Common Stock, $0.001 par value per share
Trading Symbol	MDV
Security Exchange Name	NYSE
7.375% Series A Cumulative Redeemable Perpetual Preferred [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.375% Series A Cumulative Redeemable Perpetual Preferred
Trading Symbol	MDV.PA
Security Exchange Name	NYSE